AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2023
	Shares	Value
Common Stocks - 98.3%
Communication Services - 9.2%
Alphabet, Inc., Class A (United States)*	46,180	$6,450,884
Charter Communications, Inc., Class A (United States)*	10,111	3,929,944

Total Communication Services		10,380,828
Consumer Discretionary - 5.5%
Amazon.com, Inc. (United States)*	40,828	6,203,406
Consumer Staples - 8.5%
Diageo PLC (United Kingdom)	156,407	5,676,820
Unilever PLC (United Kingdom)	80,875	3,919,806

Total Consumer Staples		9,596,626
Financials - 16.6%
Fiserv, Inc. (United States)*	37,664	5,003,286
Intercontinental Exchange, Inc. (United States)	40,594	5,213,487
Mastercard, Inc., Class A (United States)	11,990	5,113,855
Moody's Corp. (United States)	8,716	3,404,121

Total Financials		18,734,749
Health Care - 24.9%
Becton Dickinson & Co. (United States)	13,920	3,394,114
Bio-Rad Laboratories, Inc., Class A (United States)*	7,452	2,406,176
Catalent, Inc. (United States)*	41,097	1,846,488
The Cooper Cos, Inc. (United States)	11,902	4,504,193
Elevance Health, Inc. (United States)	7,646	3,605,548
Illumina, Inc. (United States)*	10,048	1,399,083
Sonic Healthcare, Ltd. (Australia)	80,510	1,759,203
Thermo Fisher Scientific, Inc. (United States)	9,186	4,875,837
UnitedHealth Group, Inc. (United States)	8,213	4,323,898

Total Health Care		28,114,540
	Shares	Value
Industrials - 29.2%
Aena SME SA (Spain)[1]	23,436	$4,253,896
Airbus SE (France)	42,687	6,594,646
Automatic Data Processing, Inc. (United States)	9,153	2,132,374
BAE Systems PLC (United Kingdom)	195,252	2,763,790
Canadian Pacific Kansas City, Ltd. (Canada)	70,213	5,551,040
Equifax, Inc. (United States)	9,062	2,240,942
Safran SA (France)	20,612	3,634,110
Vinci, S.A. (France)	46,265	5,822,231

Total Industrials		32,993,029
Information Technology - 2.4%
Microsoft Corp. (United States)	7,324	2,754,117
Materials - 2.0%
Franco-Nevada Corp. (Canada)	20,269	2,246,008

Total Common Stocks (Cost $104,793,984)		111,023,303
Short-Term Investments - 0.1%
Other Investment Companies - 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.25%[2]	41,075	41,075
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.32%[2]	61,613	61,613

Total Short-Term Investments (Cost $102,688)		102,688
Total Investments - 98.4% (Cost $104,896,672)		111,125,991
Derivatives - (0.5)%[3]		(599,252)
Other Assets, less Liabilities - 2.2%		2,444,634
Net Assets - 100.0%		$112,971,373

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This Security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the value of this Security amounted to $4,253,896 or 3.8% of net assets.
[2]	Yield shown represents the December 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[3]	Includes Futures Contracts. Please refer to the Open Futures Contracts table for the details.

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
EURO STOXX 50	EUR	231	Short	03/15/24	$(11,585,216)	$87,084
S&P 500 E-Mini Index	USD	86	Short	03/15/24	(20,726,000)	(686,336)
					Total	$(599,252)

CURRENCY ABBREVIATIONS:
EUR	Euro Dollar
USD	U.S. Dollar
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$12,688,146	$20,304,883	—	$32,993,029
Health Care	26,355,337	1,759,203	—	28,114,540
Financials	18,734,749	—	—	18,734,749
Communication Services	10,380,828	—	—	10,380,828
Consumer Staples	—	9,596,626	—	9,596,626
Consumer Discretionary	6,203,406	—	—	6,203,406
Information Technology	2,754,117	—	—	2,754,117
Materials	2,246,008	—	—	2,246,008
Short-Term Investments
Other Investment Companies	102,688	—	—	102,688
Total Investments in Securities	$79,465,279	$31,660,712	—	$111,125,991
Financial Derivative Instruments - Assets
Equity Futures Contracts	$87,084	—	—	$87,084
Financial Derivative Instruments - Liabilities
Equity Futures Contracts	(686,336)	—	—	(686,336)
Total Financial Derivative Instruments	$(599,252)	—	—	$(599,252)

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended December 31, 2023, there were no transfers in or out of Level 3.

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at December 31, 2023, was as follows:
Country	% of Long-Term Investments
Australia	1.6
Canada	7.0
France	14.5
Spain	3.8
United Kingdom	11.1
United States	62.0
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.